Selected Statement of Operations Data (Details ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 22,664	$ 18,135	$ 18,062
Product line “A” [Member]
Revenues	13,591	14,923	14,722
Product line “B” [Member]
Revenues	2,956	3,212	3,340
Product line "C" [Member]
Revenues	$ 6,117